33. Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 1,645,425	R$ 826,187	R$ 1,026,862	R$ 562,207
Restricted cash	444,306	822,132
Level 1 [Member] | Book Value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	5,505
Short-term investments	953,762	21,100
Level 1 [Member] | Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	5,505
Short-term investments	953,762	21,100
Level 2 [Member] | Book Value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		307,538
Short-term investments		457,264
Restricted cash	444,306	822,132
Derivative assets	147,469
Fair value adjustment of derivatives	(626,557)
Derivatives liabilities	(20,350)	(409,662)
Level 2 [Member] | Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		307,538
Short-term investments		457,264
Restricted cash	444,306	822,132
Derivative assets	147,469
Fair value adjustment of derivatives	(626,557)
Derivatives liabilities	R$ (20,350)	R$ (409,662)